                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2009

Check here if Amendment [_]; Amendment Number:
                                               ----------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Markel Corporation
Address: 4521 Highwoods Pkwy
         Glen Allen, VA 23060

Form 13F File Number: 28-6647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas S. Gayner
Title: Executive Vice President and Chief Investment Officer
Phone: 804-527-3806

Signature, Place, and Date of Signing:


/s/ Thomas S. Gayner             Richmond, VA               5/15/2009
----------------------------     ----------------------     -------------------
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 110

Form 13F Information Table Value Total: $1,016,370
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   -----
 1    28-6056                Markel Gayner Asset Management Corporation

                               Markel Corporation
                                    FORM 13F
                                 March 31, 2009

                                                                                                  Voting Authority
                               Title of             Value    Shares/ Sh/ Put/ Invstmt   Other  ----------------------
Name of Issuer                   class    CUSIP   (x$ 1000)  Prn Amt Prn Call Dscretn Managers    Sole  Shared  None
------------------------------ -------- --------- --------- -------- --- ---- ------- -------- -------- ------ ------
3M Company                        COM   88579y101     1492     30000  SH      Sole                30000
                                                      2073     41700  SH      Defined    01       40000          1700
Accenture                         COM   g1150g111      275     10000  SH      Sole                10000
                                                      3073    111800  SH      Defined    01      100000         11800
Aflac                             COM   001055102     2033    105000  SH      Sole               105000
Alleghany Corporation             COM   017175100     1105      4080  SH      Sole                 4080
Altria                            COM   02209S103     1870    116700  SH      Defined    01      114500          2200
American Express                  COM   025816109      136     10000  SH      Sole                10000
                                                      5300    388867  SH      Defined    01      339000         49867
Automatic Data Processing         COM   053015103    10762    306100  SH      Defined    01      300700          5400
Bank of America                   COM   060505104     4841    709888  SH      Defined    01      655000         54888
Bank of New York Mellon Corp      COM   064058100       85      3019  SH      Sole                 3019
                                                      5730    202830  SH      Defined    01      184907         17923
Berkshire Hathaway Class B        COM   084670207    21720      7702  SH      Sole                 7702
                                                     66950     23741  SH      Defined    01       22298          1443
Berkshire Hathaway, Inc.          COM   084670108    23842       275  SH      Sole                  275
                                                     54014       623  SH      Defined    01         585            38
Brookfield Asset Management       COM   112585104     4134    300000  SH      Sole               300000
                                                     38644   2804339  SH      Defined    01     2590548        213791
Brookfield Infrastructure Part    COM   G16252101       96      7288  SH      Sole                 7288
                                                       707     53539  SH      Defined    01       50613          2926
Brown & Brown                     COM   115236101     3404    180000  SH      Sole               180000
                                                      3510    185628  SH      Defined    01      185628
Brown Forman Class A              COM   115637100    11383    283860  SH      Defined    01      281000          2860
Brown-Forman Class B              COM   115637209     2756     70965  SH      Defined    01       70250           715
CB Richard Ellis Group            COM   12497T101      201     50000  SH      Defined    01       50000
CME Group Inc                     COM   12572q105      246      1000  SH      Sole                 1000
                                                      3122     12670  SH      Defined    01       12000           670
Carmax                            COM   143130102     1990    160000  SH      Sole               160000
                                                     64438   5179906  SH      Defined    01     4803070        376836
Caterpillar Inc                   COM   149123101     6590    235700  SH      Defined    01      230000          5700
Cemex SAB de C.V.                 COM   151290889      187     30000  SH      Defined    01       30000
Charles Schwab                    COM   808513105     7832    505300  SH      Defined    01      505000           300
Cintas Corp                       COM   172908105     1730     70000  SH      Defined    01       70000
Comcast                           COM   20030N101      902     66100  SH      Defined    01                     66100
Conoco Phillips                   COM   20825C104      392     10000  SH      Defined    01       10000
Costco                            COM   22160K105      232      5000  SH      Sole                 5000
                                                       308      6650  SH      Defined    01        5000          1650
Covanta Holding Corp              COM   22282E102      314     24019  SH      Defined    01       24019
Diageo PLC                        COM   25243Q205    14700    328500  SH      Sole               328500
                                                     41616    929956  SH      Defined    01      861500         68456
Disney                            COM   254687106     3632    200000  SH      Sole               200000
                                                     23468   1292283  SH      Defined    01     1202500         89783
Emerson Electric                  COM   291011104     4644    162500  SH      Defined    01      145000         17500
Enterprise GP Holdings            COM   293716106      226     10000  SH      Sole                10000
                                                      3556    157200  SH      Defined    01      150000          7200
Exxon Corporation                 COM   302290101    13606    199800  SH      Sole               199800
                                                     12237    179693  SH      Defined    01      165000         14693
Fairfax Financial Holdings Ltd    COM   303901102    72799    279459  SH      Sole               279459
Federated Investors               COM   314211103      223     10000  SH      Sole                10000
                                                      3695    166000  SH      Defined    01      165000          1000
Fidelity National Financial       COM   31620R105     9147    468850  SH      Sole               468850
                                                     25079   1285450  SH      Defined    01     1194150         91300
First Industrial Realty Trust     COM   32054K103      127     51700  SH      Defined    01       50000          1700
Forest City Enterprises Class     COM   345550107     3040    844367  SH      Defined    01      812400         31967
Fortune Brands                    COM   349631101      626     25500  SH      Defined    01       25000           500
General Dynamics                  COM   369550108    16366    393515  SH      Defined    01      370000         23515
General Electric                  COM   369604103     2982    295000  SH      Sole               295000

                               Markel Corporation
                                    FORM 13F
                                 March 31, 2009

                                                                                                  Voting Authority
                               Title of             Value    Shares/ Sh/ Put/ Invstmt   Other  ----------------------
Name of Issuer                   class    CUSIP   (x$ 1000)  Prn Amt Prn Call Dscretn Managers    Sole  Shared  None
------------------------------ -------- --------- --------- -------- --- ---- ------- -------- -------- ------ ------
                                                     33915   3354556  SH      Defined    01     3160000        194556
Goldman Sachs                     COM   38141G104     1060     10000  SH      Defined    01       10000
Home Depot                        COM   437076102      471     20000  SH      Sole                20000
                                                     22753    965728  SH      Defined    01      900000         65728
Illinois Tool Works               COM   452308109     7494    242916  SH      Defined    01      220000         22916
Intel                             COM   458140100      902     60000  SH      Sole                60000
                                                      2838    188842  SH      Defined    01      165000         23842
International Business Machine    COM   459200101      969     10000  SH      Sole                10000
                                                      1022     10550  SH      Defined    01       10000           550
International Game Technology     COM   459902102     2305    250000  SH      Sole               250000
                                                      8231    892725  SH      Defined    01      810000         82725
Investors Title Company           COM   461804106     6634    228850  SH      Defined    01      213300         15550
Johnson and Johnson               COM   478160104    14728    280000  SH      Sole               280000
                                                     13586    258295  SH      Defined    01      242200         16095
Leucadia National Corp            COM   527288104     4142    278200  SH      Defined    01      275000          3200
Lowes                             COM   548661107     1734     95000  SH      Sole                95000
                                                      3761    206100  SH      Defined    01      170000         36100
Manpower Inc.                     COM   56418H100      221      7000  SH      Sole                 7000
                                                      2302     73000  SH      Defined    01       73000
Marriott International            COM   571903202     2863    175000  SH      Sole               175000
                                                     20086   1227776  SH      Defined    01     1085000        142776
McGraw-Hill Companies             COM   580645109     5031    220000  SH      Defined    01      220000
NYSE Euronext                     COM   629491101      179     10000  SH      Defined    01       10000
Nike                              COM   654106103     2354     50200  SH      Defined    01       50000           200
Northern Trust Corp               COM   665859104     8375    140000  SH      Defined    01      140000
NuStar GP Holdings                COM   67059L102    12084    586300  SH      Defined    01      576500          9800
Pepsico                           COM   713448108     1750     34000  SH      Defined    01       33300           700
Philip Morris International       COM   718172109     4152    116700  SH      Defined    01      114500          2200
Plum Creek Lumber MLP             COM   729251108     4360    150000  SH      Sole               150000
                                                      5988    206000  SH      Defined    01      200000          6000
Progressive Corp                  COM   743315103      625     46516  SH      Defined    01       46516
RLI Corporation                   COM   749607107    31137    620266  SH      Defined    01      598636         21630
SAP Aktiengesellschaft            COM   803054204     3441     97500  SH      Defined    01       95000          2500
SL Green Corp                     COM   78440x101      515     47700  SH      Defined    01       45000          2700
Schlumberger                      COM   806857108     1462     36000  SH      Defined    01       35000          1000
State Street Corp                 COM   857477103     1244     40400  SH      Defined    01       40400
Sysco Corp                        COM   871829107     1938     85000  SH      Sole                85000
                                                     15771    691698  SH      Defined    01      615000         76698
T.Rowe Price                      COM   74144T108      317     11000  SH      Sole                11000
                                                      5180    179500  SH      Defined    01      179000           500
United Parcel Service             COM   911312106     3422     69520  SH      Sole                69520
                                                     31302    635963  SH      Defined    01      580480         55483
W.P. Carey                        COM   92930Y107    19128    862000  SH      Defined    01      845200         16800
Wal-Mart Stores                   COM   931142103     6066    116425  SH      Sole               116425
                                                     36512    700800  SH      Defined    01      628575         72225
Walgreen                          COM   931422109     1705     65660  SH      Defined    01       65000           660
Washington Post Co                COM   939640108     1928      5400  SH      Defined    01        5200           200
Washington Real Estate Investm    COM   939653101     7049    407475  SH      Defined    01      390300         17175
White Mountains                   COM   G9618E107     6464     37600  SH      Sole                37600
                                                      9610     55900  SH      Defined    01       55900
Yum! Brands Inc                   COM   988498101      665     24200  SH      Defined    01       20000          4200
Level 3 Communications            CONV  52729NBM1    24406  25000000 PRN      Sole             25000000
REPORT SUMMARY                   110 DATA RECORDS  1016370           1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED